Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Net loss	¥ (93,104)		$ (13,114)		¥ (239,588)	¥ (1,202,997)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	697		98		2,744	7,695
Amortization of right-of-use assets	1,118		157		597
Share-based compensation expenses	105		15		16,724	47,067
(Gain) Loss on short-term investments	518		73		(363)	(112)
Impairment loss for non-current assets					7,642	11,543
Goodwill impairment	454		64			31,188
Impairment loss for long-term equity investment	3,000		423		8,000	26,000
Impairment loss for equity method investments	15,279		2,152		62,623	187,329
Impairment on short-term investments					149,371
Share of loss (profit) from equity method investments, net of income tax	(442)		(62)		2,020	47
Allowance (Reversal of allowance) for doubtful accounts	201,885		28,435		(67,605)	612,653
Loss on disposal of property, equipment and software	275		39		1,280	322
Foreign currency exchange loss (gain), net	(333)		(47)		(375)	394
Deferred income tax expenses						3,424
Gain on disposal of subsidiaries	(3,330)		(469)
Changes in operating assets and liabilities, net of effects of acquisition
Accounts receivable	97,777		13,772		497,585	867,027
Prepayments and other assets	(80,528)		(11,342)		3,359	98,000
Other non-current assets	(4,439)		(626)
Accounts payable	(263,783)		(37,153)		(516,728)	(620,361)
Customers’ refundable fees	807		114		(250)	(8,286)
Accrued expenses and other payables	(59,159)		(8,333)		(59,509)	(126,563)
Lease liabilities	(989)		(139)		(769)
Income tax payables	(1,926)		(271)		6,259	5,012
Net cash used in operating activities	(186,118)		(26,214)		(126,983)	(60,618)
Cash flows from investing activities:
Purchase of property, equipment and software	(296)		(42)		(194)	(12,461)
Proceeds from disposal of property, equipment and software		[1]		[1]	40	252
Investment in equity method investments					(33,154)	(84,566)
Return of capital from equity method investees	45,553		6,416		19,547	50,088
Cash paid for business combination, net of cash acquired					(648)
Cash paid for short-term investments	(63,812)		(8,988)		(464,914)	(104,139)
Proceeds from disposal of short-term investments	49,982		7,040		320,055	107,101
Net cash (used in) provided by investing activities	31,427		4,426		(159,268)	(43,725)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	46,632		6,568		3,136
Proceeds from issuance of convertible promissory note, net of issuance costs	145,064		20,432
Contribution from noncontrolling shareholder	635		89		490	1,535
Cash proceeds from short-term bank borrowings					72,500	154,180
Repayment for short-term bank borrowings	(72,500)		(10,211)		(134,780)	(462,844)
Net cash (used in) provided by financing activities	119,831		16,878		(58,654)	(307,129)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,986)		(561)		11,412	(8,320)
Net decrease in cash, cash equivalents and restricted cash	(38,846)		(5,471)		(333,493)	(419,792)
Cash, cash equivalents and restricted cash at the beginning of the year	182,745		25,739		516,238	936,030
Cash, cash equivalents and restricted cash at the end of the year	143,899		20,268		182,745	516,238
Cash, cash equivalents and restricted cash
Cash and cash equivalents	121,733				143,934	492,107
Restricted cash	22,166				38,811	24,131
Cash, cash equivalents and restricted cash at the end of the year	143,899				182,745	516,238
Supplemental disclosures of cash flow information
Interest paid	(326)		(46)		(6,157)	(18,277)
Income tax paid	(37)		(5)		(812)	(445)
Cash paid for amounts include in lease liabilities	(1,235)		(174)		(887)
Supplemental disclosure of non-cash investing and financing activities
Lease liabilities arising from obtaining right-of-use assets	¥ 366		$ 52		¥ 2,803

[1]	Less than 1 after in thousand and rounding.